CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net (loss) income	$ (2,343)	$ 433	$ 308
Other comprehensive income (loss) that will not be reclassified to net income
Revaluations of property, plant and equipment	166	3,096	(544)
Actuarial gain (loss) on defined benefit plans	1	2	(10)
Deferred income tax (expense) recoveries on above items	(148)	(1,222)	118
Equity-accounted investments	46	131	49
Total items that will not be reclassified to net income (loss)	65	2,007	(387)
Other comprehensive income (loss) that may be reclassified to net income (loss)
Foreign currency translation	1,470	(1,286)	1,274
(Losses) gains arising during the year on financial instruments designated as cash-flow hedges	(145)	(78)	209
Unrealized (loss) gain on foreign exchange swaps – net investment hedges	(479)	135	(131)
Reclassification adjustments for amounts recognized in net income	(3)	(103)	(106)
Deferred income tax recoveries (expense) on above items	18	26	(6)
Equity-accounted investments	0	3	1
Total items that may be reclassified subsequently to net income (loss)	861	(1,303)	1,241
Other comprehensive income	926	704	854
Comprehensive (loss) income	(1,417)	1,137	1,162
Comprehensive (loss) income attributable to:
The partnership	(1,676)	215	(168)
Comprehensive (loss) income	(1,417)	1,137	1,162
Non-controlling interests
Other comprehensive income (loss) that may be reclassified to net income (loss)
Comprehensive (loss) income	(1,417)	1,137	1,162
Comprehensive (loss) income attributable to:
Comprehensive (loss) income	(1,417)	1,137	1,162
Participating non-controlling interests – in operating subsidiaries
Net (loss) income	1	193	481
Other comprehensive income (loss) that may be reclassified to net income (loss)
Other comprehensive income	220	711	827
Comprehensive (loss) income attributable to:
Non-controlling interests	221	904	1,308
Participating non-controlling interests – in a holding subsidiary held by the partnership
Net (loss) income	0	4	8
Other comprehensive income (loss) that may be reclassified to net income (loss)
Other comprehensive income	38	14	14
Comprehensive (loss) income attributable to:
Non-controlling interests	$ 38	$ 18	$ 22